Expense Example {- Retailing Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Retailing Portfolio - Retailing Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906